BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 6.5%
Automotive - 4.3%
Cie Generale des Etablissements Michelin	36,600	$ 1,230,585
Stellantis N.V.	68,000	1,472,880
		2,703,465
Retail - Discretionary - 2.2%
Dick's Sporting Goods, Inc.	10,500	1,366,050

Consumer Staples - 18.2%
Beverages - 7.6%
Coca-Cola Company (The)	29,435	1,720,181
Coca-Cola Europacific Partners plc	28,730	1,742,187
Diageo plc - ADR	9,126	1,282,842
		4,745,210
Food - 3.0%
Danone S.A. - ADR	31,000	400,520
Danone S.A.	22,500	1,446,650
		1,847,170
Retail - Consumer Staples - 7.6%
Albertsons Companies, Inc. - Class A	60,000	1,306,200
Koninklijke Ahold Delhaize N.V.	55,400	1,604,174
Walmart, Inc.	11,850	1,844,927
		4,755,301
Energy - 8.7%
Oil & Gas Producers - 6.6%
BP plc	267,000	1,623,110
Shell plc - ADR	15,180	998,844
Targa Resources Corporation	16,560	1,497,852
		4,119,806
Oil & Gas Services & Equipment - 2.1%
Schlumberger Ltd.	24,350	1,267,174

Financials - 14.0%
Banking - 8.6%
BNP Paribas S.A.	25,600	1,609,213
DBS Group Holdings Ltd. - ADR	12,359	1,172,499

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Banking - 8.6% (Continued)
JPMorgan Chase & Company	5,800	$ 905,264
National Bank of Canada	15,400	1,020,568
Truist Financial Corporation	21,000	674,940
		5,382,484
Institutional Financial Services - 3.4%
Morgan Stanley	26,700	2,118,378

Insurance - 2.0%
Allianz SE - ADR	20,000	500,800
Allianz SE	2,900	729,098
		1,229,898
Health Care - 14.4%
Biotech & Pharma - 12.0%
AstraZeneca plc - ADR	26,300	1,698,717
Johnson & Johnson	9,862	1,525,257
Merck & Company, Inc.	15,800	1,619,184
Novo Nordisk A/S - ADR	11,800	1,201,712
Sanofi - ADR	30,500	1,425,875
		7,470,745
Medical Equipment & Devices - 2.4%
Medtronic plc	18,400	1,458,568

Industrials - 8.5%
Aerospace & Defense - 3.0%
RTX Corporation	22,895	1,865,485

Diversified Industrials - 2.6%
Hitachi Ltd. - ADR	11,500	1,595,510

Electrical Equipment - 1.5%
Daikin Industries Ltd. - ADR	20,000	298,800
Daikin Industries Ltd.	4,500	671,992
		970,792

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 8.5% (Continued)
Transportation & Logistics - 1.4%
DHL Group	18,711	$ 879,112

Materials - 5.7%
Chemicals - 5.7%
Air Liquide S.A.	9,268	1,756,829
OCI N.V.	34,644	746,222
Yara International A.S.A.	30,800	1,044,794
		3,547,845
Real Estate - 1.6%
REITs - 1.6%
Prologis, Inc.	8,900	1,022,877

Technology - 17.2%
Semiconductors - 9.5%
BE Semiconductor Industries N.V.	7,760	1,089,280
Broadcom, Inc.	2,420	2,240,267
QUALCOMM, Inc.	13,284	1,714,300
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	875,790
		5,919,637
Software - 4.6%
Microsoft Corporation	7,520	2,849,403

Technology Services - 3.1%
RELX plc - ADR	49,500	1,909,710

Total Common Stocks (Cost $47,129,093)		$ 59,024,620

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.7%	Shares	Value
First American Government Obligations Fund - Class Z, 5.25% (a) (Cost $3,553,857)	3,553,857	$ 3,553,857

Investments at Value - 100.5% (Cost $50,682,950)		$ 62,578,477

Liabilities in Excess of Other Assets - (0.5%)		(329,211)

Net Assets - 100.0%		$ 62,249,266

A/S	- Aktieselskab
ADR	- American Depositary Receipt
A.S.A.	- Akieselskop
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of November 30, 2023.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2023 (Unaudited)

Country	Value	% of Net Assets
United States	$ 25,537,739	41 .0%
United Kingdom	9,255,410	14 .9%
France	7,869,672	12 .6%
Netherlands	4,912,556	7 .9%
Japan	2,566,302	4 .1%
Germany	2,109,010	3 .4%
Ireland	1,458,568	2 .4%
Denmark	1,201,712	1 .9%
Singapore	1,172,499	1 .9%
Norway	1,044,794	1 .7%
Canada	1,020,568	1 .6%
Taiwan Province of China	875,790	1 .4%
	$ 59,024,620	94 .8%